INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory [Table Text Block]
	2012	2011

Computers	$2,765	$23,654
Monitors	31,146	38,389
Printers	-	19,715
Parts and enclosures	291,301	214,624
General	18,996	-
	$344,208	$296,382